UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
           --------------------------------------------------
Address:    444 Madison Avenue 17th Floor
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-13250
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz             New York, New York        May 17, 2010
-----------------------------      -------------------      ----------------
      [Date]                          [Signature]             [City, State]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          27
                                               -------------

Form 13F Information Table Value Total:         $314,254
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 13F File Number Name

NONE


Column 1                          Column 2       Column 3  Column 4       Column 5      Column 6     Column 7    Column 8

                                                            VALUE   SHRS OR   SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (X$1000) PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                       COM            037833100   21,738     92,500  SH           SOLE                  92,500
BELO CORP                       COM SER A      080555105    9,009  1,320,900  SH           SOLE               1,320,900
CALLAWAY GOLF CO                COM            131193104    1,411    160,000  SH           SOLE                 160,000
CBS CORP NEW                    CL B           124857202   17,057  1,223,600  SH           SOLE               1,223,600
CINEMARK HOLDINGS INC           COM            17243V102   17,517    955,100  SH           SOLE                 955,100
CROWN CASTLE INTL CORP          COM            228227104    8,736    228,500  SH           SOLE                 228,500
DIRECTV                         COM CL A       25490A101    4,935    145,975  SH           SOLE                 145,975
DISNEY WALT CO                  COM DISNEY     254687106   19,591    561,200  SH           SOLE                 561,200
EBAY INC                        COM            278642103    2,023     75,000  SH           SOLE                  75,000
GANNETT INC                     COM            364730101   10,176    616,000  SH           SOLE                 616,000
GOOGLE INC                      CL A           38259P508   23,677     41,750  SH           SOLE                  41,750
GSI COMMERCE INC                COM            36238G102   19,107    689,300  SH           SOLE                 689,300
INTERPUBLIC GROUP COS INC       COM            460690100   16,748  2,012,978  SH           SOLE               2,012,978
LIBERTY MEDIA CORP NEW          CAP COM SER A  53071M302   10,741    295,332  SH           SOLE                 295,332
LIBERTY MEDIA CORP NEW          INT COM SER A  53071M104   20,663  1,350,500  SH           SOLE               1,350,500
MANPOWER INC                    COM            56418H100    7,237    126,700  SH           SOLE                 126,700
MEDIACOM COMMUNICATIONS CORP    CL A           58446K105   12,351  2,075,777  SH           SOLE               2,075,777
MONRO MUFFLER BRAKE INC         COM            610236101   14,249    398,468  SH           SOLE                 398,468
NEUTRAL TANDEM INC              COM            64128B108    8,845    553,500  SH           SOLE                 553,500
RACKSPACE HOSTING INC           COM            750086100   11,313    604,000  SH           SOLE                 604,000
SBA COMMUNICATIONS CORP         COM            78388J106    6,320    175,221  SH           SOLE                 175,221
SHUTTERFLY INC                  COM            82568P304   14,454    600,000  SH           SOLE                 600,000
SIRIUS XM RADIO INC             COM            82967N108      214    245,610  SH           SOLE                 245,610
SYNCHRONOSS TECHNOLOGIES INC    COM            87157B103    2,594    134,122  SH           SOLE                 134,122
TIME WARNER INC                 COM NEW        887317303   21,239    398,406  SH           SOLE                 398,406
VITACOST COM INC                COM            92847A200    5,640    468,048  SH           SOLE                 468,048
VERIZON COMMUNICATIONS INC      COM            92343V104    6,669    215,000  SH   CALL    SOLE                 215,000
